CONTINGENCIES AND COMMITMENTS - Extensions of Credit (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Extended lines of credit
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	$ 6,542	$ 5,477
Financing for client purchase agreements
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	$ 2,463	$ 2,097